SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SEGMENTED INFORMATION [Text Block]
4. SEGMENTED INFORMATION

All of the Company’s operations are within the mining industry and its major products are precious metals doré and precious and base metals concentrates which are refined or smelted into pure silver, gold, lead and zinc and sold to global metal brokers. Transfer prices between reporting segments are set on an arms-length basis in a manner similar to transactions with third parties. Coins and bullion cost of sales are based on transfer prices.

A reporting segment is defined as a component of the Company that:

•	engages in business activities from which it may earn revenues and incur expenses;

•	whose operating results are reviewed regularly by the entity’s chief operating decision maker; and

•	for which discrete financial information is available.

For the year ended December 31, 2017, the Company's reporting segments includes its six operating mines in Mexico. Effective January 1, 2017, the Company no longer considers its retail market segment in Canada and metal marketing segment in Europe as significant reporting segments. Accordingly, they have been grouped in the “others” category, which consist primarily of the Company’s other development and exploration properties (Note 14 ), debt facilities (Note 18 ), intercompany eliminations, and corporate expenses which are not allocated to operating segments. The segmented information for the comparative periods have been adjusted to reflect the Company's reporting segments for the period ended December 31, 2017 for presentation consistency.

Management evaluates segment performance based on mine operating earnings. Therefore, other income and expense items are not allocated to the segments.

	Year Ended December 31, 2017					At December 31, 2017
	Revenue	Cost of sales	Depletion, depreciation, and amortization	Mine operating earnings (loss)	Capital expenditures	Total assets	Total liabilities
Mexico
Santa Elena	$92,515	$50,948	$16,417	$25,150	$18,048	$123,413	$19,399
La Encantada	37,557	29,827	12,944	(5,214)	12,498	96,626	13,254
La Parrilla	36,301	26,739	19,379	(9,817)	15,323	171,695	40,387
Del Toro	30,113	18,086	14,122	(2,095)	8,590	99,402	10,120
San Martin	39,709	20,954	6,654	12,101	10,835	92,819	26,617
La Guitarra	15,363	12,072	6,549	(3,258)	9,837	73,117	15,052
Others	730	639	980	(889)	6,271	124,369	74,127
Consolidated	$252,288	$159,265	$77,045	$15,978	$81,402	$781,441	$198,956

	Year Ended December 31, 2016					At December 31, 2016
	Revenue	Cost of sales	Depletion, depreciation, and amortization	Mine operating earnings (loss)	Capital expenditures	Total assets	Total liabilities
Mexico
Santa Elena	$94,995	$42,721	$16,425	$35,849	$15,245	$111,291	$17,868
La Encantada	44,338	29,708	17,487	(2,857)	9,989	94,497	13,323
La Parrilla	44,891	25,742	18,786	363	11,077	172,663	43,160
Del Toro	34,976	19,522	14,202	1,252	11,548	157,684	26,774
San Martin	37,201	18,784	6,854	11,563	6,357	86,519	25,085
La Guitarra	21,620	12,822	5,517	3,281	9,042	68,065	13,819
Others	56	(18)	322	(248)	2,616	166,456	95,445
Consolidated	$278,077	$149,281	$79,593	$49,203	$65,874	$857,175	$235,474

During the year ended December 31, 2017, the Company had six (December 31, 2016 - six) customers that accounted for 100% of its doré and concentrate sales revenue, with three major customers accounting for 54%, 17% and 15% of total revenue, respectively (2016 - three major customers for 32%, 29% and 24%).